Correction of Methodology - Summary of Cumulative Impact of the Correction of the Amortisation Methodology (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax interest rate	30.00%